Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Income from equity investments	£ 3.4	£ 20.1
Interest income	99.0	35.4
Finance income	102.4	55.5
Interest payable and similar charges1	180.2	98.9
Interest expense related to lease liabilities	50.5	46.0
Finance costs	230.7	144.9
Movements in fair value of treasury instruments	4.4	1.9
Revaluation of investments held at fair value through profit or loss	(24.2)	9.0
Revaluation of put options over non-controlling interests	7.1	19.6
Revaluation of payments due to vendors (earnout agreements)	25.7	(1.1)
Retranslation of financial instruments	12.5	3.7
Revaluation and retranslation of financial instruments	£ 25.5	£ 33.1